Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares		Preferred Shares	Additional paid in capital		Currency translation adjustments	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 396		$ 465	$ 21,182		$ (1,503)	$ (12,047)	$ 8,493
Balance (in Shares) at Dec. 31, 2017	3,509,344		4,433,534
Issuance of Preferred Shares for cash consideration of $5,350 net of $156 issuance costs			$ 59	5,135				5,194
Issuance of Preferred Shares for cash consideration of $5,350 net of $156 issuance costs (in Shares)			525,171
Exercise of options		[1]			[1]				[1]
Exercise of options (in Shares)	61
Stock based compensation				1,009				1,009
Other comprehensive gain/loss						(748)		(748)
Net loss							(4,242)	(4,242)
Balance at Dec. 31, 2018	$ 396		$ 524	27,326		(2,251)	(16,289)	9,706
Balance (in Shares) at Dec. 31, 2018	3,509,405		4,958,705
Conversion of Preferred Shares to Ordinary Shares	$ 605		$ (524)	(81)
Conversion of Preferred Shares to Ordinary Shares (in Shares)	5,479,547		(4,958,705)
Issuance of shares upon exercise of warrants	$ 2			247				249
Issuance of shares upon exercise of warrants (in Shares)	20,348
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs	$ 76			7,631				7,707
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs (in Shares)	682,631
Shares issued in conjunction with share option exercise	$ 25			574				599
Shares issued in conjunction with share option exercise (in Shares)	221,641
Issuance of shares in connection with the merger	$ 47			597				644
Issuance of shares in connection with the merger (in Shares)	420,554
Stock based compensation				810				810
Other comprehensive gain/loss						951		951
Net loss							(9,384)	(9,384)
Balance at Dec. 31, 2019	$ 1,151			37,104		(1,300)	(25,673)	11,282
Balance (in Shares) at Dec. 31, 2019	10,334,126
Issuance of shares and warrants for cash consideration of $26,968 net of $2,501 issuance costs	$ 382			24,085				24,467
Issuance of shares and warrants for cash consideration of $26,968 net of $2,501 issuance costs (in Shares)	3,286,416
Exercise of options	$ 4			97				101
Exercise of options (in Shares)	37,746
Exercise of warrants	$ 109			8,405				8,514
Exercise of warrants (in Shares)	929,646
Stock based compensation				670				670
Other comprehensive gain/loss						2,277		2,277
Net loss							(11,824)	(11,824)
Balance at Dec. 31, 2020	$ 1,646			$ 70,361		$ 977	$ (37,497)	$ 35,487
Balance (in Shares) at Dec. 31, 2020	14,587,934

[1]	Less than $1